UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue (Note 14)	$ 68,650	$ 60,732	$ 134,270	$ 118,028
Cost of revenue (Note 15)	14,116	11,584	28,469	22,979
Gross profit	54,534	49,148	105,801	95,049
Operating expenses
General and administrative	9,486	8,394	20,824	17,119
Sales and marketing	22,543	20,393	43,848	40,748
Research and development	12,990	12,699	28,447	26,102
Share-based compensation (Note 12)	2,456	1,733	3,740	2,522
Foreign exchange loss	2,275	942	3,729	1,065
Depreciation and amortization (Note 6, 7 and 8)	2,203	847	4,125	1,645
Operating expenses	51,953	45,008	104,713	89,201
Operating income	2,581	4,140	1,088	5,848
Finance costs (income), net (Note 10)	1,084	(542)	1,494	(1,190)
Other income, net	0	(1)	0	(2)
Income (loss) before income taxes	1,497	4,683	(406)	7,040
Income tax (recovery) expense	(761)	1,607	(1,045)	2,490
Net income	2,258	3,076	639	4,550
Item that may be reclassified subsequently to income:
Exchange gain on translation of foreign operations	(2,290)	(1,171)	(2,166)	(1,163)
Comprehensive income	$ 4,548	$ 4,247	$ 2,805	$ 5,713
Earnings (loss) per share - basic (Note 13) (in dollars per share)	$ 0.09	$ 0.10	$ 0.02	$ 0.15
Earnings (loss) per share - diluted (Note 13) (in dollars per share)	$ 0.08	$ 0.10	$ 0.02	$ 0.15
Weighted average number of common shares outstanding - basic (Note 13) (in shares)	25,455,554	29,559,316	25,833,056	29,909,311
Weighted average number of common shares outstanding - diluted (Note 13) (in shares)	26,796,908	30,227,581	26,834,523	30,559,452